Stockholders' Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Deficiency [Abstract]
STOCKHOLDERS' DEFICIENCY
NOTE 4:-	STOCKHOLDERS’ DEFICIENCY

a.	Shares of Common Stock:

The shares of Common Stock represent the legal acquirer, meaning OphthaliX’s share capital as of the transaction date.

Shares of Common Stock confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

On July 18, 2013, the Company’s stockholders approved a reverse stock split of one share for each four and one-half shares outstanding (1:4.5) (the “Reverse Split”) which became effective as of the close of business on August 6, 2013. All shares of Common Stock, warrants, options, per share data and exercise prices included in these consolidated financial statements and notes for all periods presented have been retroactively adjusted to reflect the Reverse Split with respect to the Company’s shares of Common Stock.

b.	Warrants:

In contemplation of the Reverse Recapitalization, it was agreed that for each four shares of Common Stock purchased by the investors and Can-Fite, they will be granted by the Company nine warrants to acquire two shares of Common Stock of the Company. The exercise price of the warrants is $7.74 per share of Common Stock. The warrants were exercisable for a period of five years from their date of grant. The warrants did not contain nonstandard anti-dilution provisions. In November 2016, all such warrants expired.

According to ASC 815-40-15 and 25 instructions, the Company’s management evaluated whether the warrants are entitled to the scope exception in ASC 815-10-15-74 (as the warrants meet the definition of a derivative under ASC 815-10-15-83). Based on their straight forward terms (i.e., fix exercise price, no down-round or other provisions that will preclude them from being considered indexed to the Company’s own stock), the Company’s management concluded the warrants should be classified as equity at inception.

In contemplation of the transaction, the Company issued a total of 532,870 fully vested warrants to acquire 118,415 shares of Common Stock to consultants and brokers involved in the transaction. These warrants were exercisable upon the payment of $5.148 per share of Common Stock. In November 2016, all such warrants expired.

c.	Stock option plan and grant:

In 2012, the Company’s Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the “2012 Plan”). An Israeli annex was subsequently adopted in 2013 to comply with the requirements set by the Israeli law in general and in particular with the provisions of section 102 of the Israeli tax ordinance. Under the 2012 Plan and Israeli annex, the Company may grant its officers, directors, employees and consultants, stock options, restricted stocks and Restricted Stock Units (“RSUs”) of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Company’s Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years. Upon the adoption of the 2012 Plan, the Company reserved for issuance 1,088,888 shares of Common Stock, $0.001 par value each. As of June 30, 2017, the Company has 971,388 shares of Common Stock available for future grant under the 2012 Plan.

During the six months’ periods ended June 30, 2017 and 2016, no stock options have been granted.

The below is a summary of the Company’s options activity for employees under Company’s 2012 Plan:

	Six months ended June 30, 2017
Description	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2017	117,500	7.96	5.8	$-
Outstanding as of June 30, 2017	117,500	7.96	5.2	$-

Vested and expected to be vested	117,500	7.96	5.2	$-
Exercisable as of June 30, 2017	117,500	7.96	5.2	$-

As of June 30, 2017, there is no aggregated intrinsic value of outstanding and exercisable options. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of the second quarter of 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2017. This amount is impacted by the changes in the fair market value of the Company’s shares.

Stock-based compensation expenses recognized during the six months’ periods ended June 30, 2017 and 2016 totaled to $0 and $3, respectively.

NOTE 6:-	STOCKHOLDERS' DEFICIENCY

a.	Shares of Common Stock:

The shares of Common Stock represent the legal acquirer, meaning OphthaliX's share capital as of the transaction date.

Shares of Common Stock confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

On July 18, 2013, the Company's stockholders approved a reverse stock split of one share for each four and one-half shares outstanding (1:4.5) (the "Reverse Split") which became effective as of the close of business on August 6, 2013. All shares of Common Stock, warrants, options, per share data and exercise prices included in these consolidated financial statements and notes for all periods presented have been retroactively adjusted to reflect the Reverse Split with respect to the Company's shares of Common Stock.

b.	Warrants:

In contemplation with the Reverse Recapitalization, it was agreed that for each four shares of Common Stock purchased by the investors and Can-Fite, they will be granted by the Company nine warrants to acquire two share of Common Stock of the Company. The exercise price of the warrants is $7.74 per share of Common Stock. The warrants were exercisable for a period of five years from their date of grant. The warrants do not contain nonstandard anti-dilution provisions. All such warrants were expired in November 2016.

According to ASC 815-40-15 and 25 instructions, the Company's management evaluated whether the warrants are entitled to the scope exception in ASC 815-10-15-74 (as the warrants meet the definition of a derivative under ASC 815-10-15-83). Based on their straight forward terms (i.e., fix exercise price, no down-round or other provisions that will preclude them from being considered indexed to the Company's own stock), the Company's management concluded the warrants should be classified as equity at inception.

In contemplation of the transaction, the Company issued a total of 532,870 fully vested warrants to acquire 118,415 shares of Common Stock to consultants and brokers involved in the transaction. These warrants are exercisable upon the payment of $5.148 per share of Common Stock. As of December 31, 2016 and 2015, the intrinsic value of the Adviser Warrants is $0. Such warrants expired in November 2016.

c.	Stock option plan and grant:

In 2012, the Company's Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the "2012 Plan"). An Israeli annex was subsequently adopted in 2013 to comply with the requirements set by the Israeli law in general and in particular with the provisions of section 102 of the Israeli tax ordinance. Under the 2012 Plan and Israeli annex, the Company may grant its officers, directors, employees and consultants, stock options, restricted stocks and Restricted Stock Units ("RSUs") of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Company's Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2012 Plan, the Company reserved for issuance 1,088,888 shares of Common Stock, $0.001 par value each. As of December 31, 2016, the Company has 971,388 shares of Common Stock available for future grant under the 2012 Plan.

During the years ended December 31, 2016 and 2015, the Company did not grant any new stock options.

A summary of the Company's options activity for employees under the Company's 2012 Plan is as follows:

	Year ended December 31, 2016
Description	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at the beginning of year	117,500	7.96	6.8	$-
Outstanding at the end of year	117,500	7.96	5.8	$-

Vested and expected to be vested	117,500	7.96	5.8	$-
Exercisable at the end of the year	117,500	7.96	5.8	$-

As of December 31, 2016, there is no aggregated intrinsic value of outstanding and exercisable options. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of fiscal 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount is impacted by the changes in the fair market value of the Company's shares.

Stock-based compensation expenses recognized during the years ended December 31, 2016 and 2015 totaled to $3 and $22, respectively.